THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Variable Annuity Account N

Lincoln ChoicePlus AssuranceSM (Prime), Lincoln ChoicePlus AssuranceSM Series,

Lincoln ChoicePlusSM Advisory, Lincoln ChoicePlusSM Rollover,

Lincoln ChoicePlusSM Select B-Share, Lincoln ChoicePlusSM Signature

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln New York Account N for Variable Annuities

Lincoln ChoicePlus AssuranceSM (Prime), Lincoln ChoicePlus AssuranceSM Series,

Lincoln ChoicePlusSM Advisory, Lincoln ChoicePlusSM Signature

Supplement dated May 1, 2026 to the Prospectus dated May 1, 2026

This Supplement to your prospectus outlines changes to certain investment options under your individual annuity contract. All other provisions outlined in your variable annuity prospectus, as supplemented, remain unchanged.

Effective May 1, 2026, the American Funds® IS Global Small Capitalization Fund will be updated to the American Funds® IS SMALLCAP World Fund.

You can obtain information by contacting your registered representative, online at

www.lfg.com/vaprospectus, or by sending an email request to CustServSupportTeam@lfg.com.

Please retain this supplement for future reference.